Organization, Nature of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
  Note 1. Organization, Nature of Business and Basis of Presentation
Organization
Research Solutions, Inc. (the “Company”) was incorporated in the State of Nevada on November 2, 2006.  On March 4, 2013, the Company consummated a merger with DYSC Subsidiary Corporation, the Company’s wholly-owned subsidiary, pursuant to which the Company, in connection with such merger, amended its Articles of Incorporation to change its name to Research Solutions, Inc. (formerly Derycz Scientific, Inc.). Research Solutions, Inc. is a publicly traded holding company with three wholly owned subsidiaries: Reprints Desk, Inc., a Delaware corporation (“Reprints Desk”); Reprints Desk Latin America S. de R.L. de C.V, an entity organized under the laws of Mexico; and Techniques Appliquées aux Arts Graphiques, S.p.A. (“TAAG”), an entity organized under the laws of France.

Nature of Business

Our mission is to provide research solutions that facilitate the flow of information from the publishers of scientific, technical, and medical (“STM”) content to enterprise customers in life science and other research intensive organizations around the world. We provide customers with access to hundreds of thousands of newly published articles each year in addition to the tens of millions of existing articles that have been published in the past, helping them to identify the most useful and relevant content for their activities. In addition to serving end users of content, we also serve STM publishers by insuring compliance with applicable copyright laws. We have developed proprietary software and Internet-based interfaces that allow customers to find, electronically receive and legally use the content that is critical to their research.

We provide three types of solutions to our customers: research solutions, marketing solutions, and printing solutions.

Research Solutions

Researchers and regulatory personnel in life science and other research intensive organizations generally require single copies of published STM journal articles for use in their research activities. They place orders with us for the articles they need and we source and electronically deliver the requested content to them generally in under an hour. This service is known in the industry as “Single Article Delivery” or “Document Delivery.” We also obtain the necessary permissions from the content publisher so that our customer’s use complies with applicable copyright laws. We have developed proprietary software and Internet-based interfaces that allow customers to initiate orders, manage transactions, obtain reporting, automate authentication, improve seamless connectivity to corporate intranets, and maximize the information resources they already own, or have access to via subscriptions or internal libraries, as well as organize workgroups to collaborate around scientific information. In some cases, our proprietary software allows us to fully automate the order fulfillment process. Our services alleviate the need for our customers to develop internal systems or contact multiple content publishers in order to obtain the content that is critical to their research.

Marketing Solutions

Marketing departments in life science and other research intensive organizations generally require large quantities of printed copies of published STM journal articles called “Reprints.” They generally supply Reprints to doctors who may prescribe their products and at conferences. We are responsible for the printing and delivery of Reprint orders, and we also obtain the necessary permissions from the content publisher so that our customer’s use complies with applicable copyright laws. Electronic copies, called “ePrints,” are also used for distribution through the Internet and other electronic mechanisms. We have developed proprietary ePrint software that increase the efficiency of our customers’ content purchases by transitioning from paper reprints to electronic ePrints, and by improving compliance with applicable copyright laws and promotional regulations within the life sciences industry.

Printing Solutions

Our printing solutions, exclusively performed by TAAG, our French operating subsidiary, include a variety of hard copy, professionally printed materials that are used for retail and marketing purposes, including Reprints, as well as regulatory sensitive marketing materials and clinical trial kits.

Liquidity

Historically, we have relied upon cash from financing activities to fund substantially all of the cash requirements of our activities and have incurred significant losses and experienced negative cash flow. As of September 30, 2013, we had an accumulated deficit of $14,135,185 and stockholders’ equity of $227,373. For the three months ended September 30, 2013, the Company recorded a net loss of $142,947 and cash provided by operating activities was $177,384. We cannot predict if we will be profitable. We may continue to incur losses for an indeterminate period of time and may never sustain profitability. An extended period of losses and negative cash flow may prevent us from successfully operating and expanding our business. We may be unable to sustain or increase our profitability on a quarterly or annual basis.

North American Operations (Reprints Desk)

The Company believes that its current cash resources and cash flow from our North American operations will be sufficient to sustain current North American operations for the next twelve months. The Company expects to continue to produce cash from North American operating activities; however, there are no assurances that such results will be achieved.

TAAG (France)

The Company believes that its current cash resources and cash flow from TAAG may not be sufficient to sustain TAAG operations for the next twelve months. During the three months ended September 30, 2013, TAAG incurred a net loss from operations of $34,243, and at September 30, 2013, had a working capital deficiency of approximately $1,340,000. In addition, significant net losses in prior years have been incurred and approximately $325,000 of payroll and VAT taxes were delinquent at September 30, 2013. Effective June 30, 2013, the Company contributed a loan receivable from TAAG totaling $1,009,115 to TAAG’s capital to improve TAAG’s liquidity. The Company’s line of credit with Silicon Valley Bank limits the amount of funding of TAAG to a maximum of approximately $335,000, and only to the extent certain warrants are exercised for cash.  The funding period for TAAG under the line of credit expires on March 31, 2014, and no additional financing for TAAG is in place. Our overall strategy is to improve TAAG’s revenue, operations, and profitability, however, there is no assurance that such results will be achieved. In the event that TAAG liquidates our exposure to creditors in France is limited to the assets of TAAG, with the exception of a $50,000 guarantee by the Company in favor of the landlord on the facility lease. In the event that TAAG liquidates we could lose a significant percentage of revenue, or all revenue, from TAAG.

Principles of Consolidation

The accompanying financial statements are consolidated and include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying condensed consolidated financial statements are unaudited. These unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended June 30, 2013 filed with the SEC. The condensed consolidated balance sheet as of June 30, 2013 included herein was derived from the audited consolidated financial statements as of that date, but does not include all disclosures, including notes, required by U.S. GAAP.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all adjustments necessary to fairly present the Company's financial position and results of operations for the interim periods reflected. Except as noted, all adjustments contained herein are of a normal recurring nature. Results of operations for the fiscal periods presented herein are not necessarily indicative of fiscal year-end results.

Note 1.  Organization, Nature of Business and Basis of Presentation

Organization

Research Solutions, Inc. (the “Company”) was incorporated in the State of Nevada on November 2, 2006.  On March 4, 2013, the Company consummated a merger with DYSC Subsidiary Corporation, the Company’s wholly-owned subsidiary, pursuant to which the Company, in connection with such merger, amended its Articles of Incorporation to change its name to Research Solutions, Inc. (formerly Derycz Scientific, Inc.). Research Solutions, Inc. is a publicly traded holding company with three wholly owned subsidiaries: Reprints Desk, Inc., a Delaware corporation (“Reprints Desk”); Reprints Desk Latin America S. de R.L. de C.V, an entity organized under the laws of Mexico; and Techniques Appliquées aux Arts Graphiques, S.p.A. (“TAAG”), an entity organized under the laws of France.

Nature of Business

Our mission is to provide research solutions that facilitate the flow of information from the publishers of scientific, technical, and medical (“STM”) content to enterprise customers in life science and other research intensive organizations around the world. We provide customers with access to hundreds of thousands of newly published articles each year in addition to the tens of millions of existing articles that have been published in the past, helping them to identify the most useful and relevant content for their activities. In addition to serving end users of content, we also serve STM publishers by insuring compliance with applicable copyright laws. We have developed proprietary software and Internet-based interfaces that allow customers to find, electronically receive and legally use the content that is critical to their research.

We provide three types of solutions to our customers: research solutions, marketing solutions, and printing solutions.

Research Solutions

Researchers and regulatory personnel in life science and other research intensive organizations generally require single copies of published STM journal articles for use in their research activities. They place orders with us for the articles they need and we source and electronically deliver the requested content to them generally in under an hour. This service is known in the industry as “Single Article Delivery” or “Document Delivery.” We also obtain the necessary permissions from the content publisher so that our customer’s use complies with applicable copyright laws. We have developed proprietary software and Internet-based interfaces that allow customers to initiate orders, manage transactions, obtain reporting, automate authentication, improve seamless connectivity to corporate intranets, and maximize the information resources they already own, or have access to via subscriptions or internal libraries, as well as organize workgroups to collaborate around scientific information. In some cases, our proprietary software allows us to fully automate the order fulfillment process. Our services alleviate the need for our customers to develop internal systems or contact multiple content publishers in order to obtain the content that is critical to their research.

Marketing Solutions

Marketing departments in life science and other research intensive organizations generally require large quantities of printed copies of published STM journal articles called “Reprints.” They generally supply Reprints to doctors who may prescribe their products and at conferences. We are responsible for the printing and delivery of Reprint orders, and we also obtain the necessary permissions from the content publisher so that our customer’s use complies with applicable copyright laws. Whenever possible, we utilize TAAG for printing and logistics. Electronic copies, called “ePrints,” are also used for distribution through the Internet and other electronic mechanisms. We have developed proprietary ePrint software that increase the efficiency of our customers’ content purchases by transitioning from paper reprints to electronic ePrints, and by improving compliance with applicable copyright laws and promotional regulations within the life sciences industry.

Printing Solutions

Our printing solutions, exclusively performed by TAAG, our French operating subsidiary, include a variety of hard copy, professionally printed materials that are used for retail and marketing purposes, including Reprints, as well as regulatory sensitive marketing materials and clinical trial kits.

Liquidity

Historically, we have relied upon cash from financing activities to fund substantially all of the cash requirements of our activities and have incurred significant losses and experienced negative cash flow. As of June 30, 2013, we had an accumulated deficit of $13,992,238 and stockholders’ equity of $314,180. For our fiscal years ended June 30, 2013 and 2012, we earned net income of $191,922, and incurred net loss of $6,532,289, respectively. We cannot predict if we will be profitable. We may continue to incur losses for an indeterminate period of time and may never sustain profitability. An extended period of losses and negative cash flow may prevent us from successfully operating and expanding our business. We may be unable to sustain or increase our profitability on a quarterly or annual basis.

North American Operations (Reprints Desk)

The Company believes that its current cash resources and cash flow from our North American operations will be sufficient to sustain current North American operations for the next twelve months.  The Company expects to continue to produce cash from North American operating activities; however, there are no assurances that such results will be achieved.  The Company is currently negotiating to renew the line of credit with SVB, however, if the line of credit is not renewed management believes it will not have a material effect on North American operations or liquidity.

TAAG (France)

The Company believes that its current cash resources and cash flow from TAAG may not be sufficient to sustain TAAG operations for the next twelve months.  During the year ended June 30, 2013, TAAG earned net income from operations of $335,272, and at June 30, 2013, had a working capital deficiency of approximately $1,200,000.  In addition, approximately $420,000 of payroll and VAT taxes were delinquent at June 30, 2013. Effective June 30, 2013, the Company contributed a loan receivable from TAAG totaling $1,009,115 to TAAG’s capital to improve TAAG’s liquidity. The Company’s line of credit with Silicon Valley Bank limits the amount of funding of TAAG to $50,000 and no additional financing for TAAG is in place. Revenue from TAAG has stabilized, however, significant net losses in prior years have been incurred.  Our overall strategy is to improve TAAG’s revenue, operations, and profitability.  As a result, we have, and continue to, perform financial and operational analysis on TAAG. We have replaced all executive and accounting management at TAAG and hired a new executive manager and engaged a professional accounting services firm to ensure these improvements, however, there is no assurance that such results will be achieved.  In the event that TAAG liquidates our exposure to creditors in France is limited to the assets of TAAG, with the exception of a $50,000 guarantee by the Company in favor of the landlord on the facility lease.  In the event that TAAG liquidates we could lose a significant percentage of revenue, or all revenue, from TAAG.  As a result, during the year ended June 30, 2012, the Company determined that the recorded values of goodwill of $1,344,219 and intangible assets with a remaining net book value of $617,757 that arose upon the acquisition of TAAG were impaired.  Accordingly, during the year ended June 30, 2012, the Company recorded an impairment loss of $1,602,638 that represents the impairment of the goodwill and the unamortized value of intangible assets, offset by the elimination of the earnout liability of $359,338 which we estimate will no longer be payable.  In addition, the Company also recorded an income tax benefit of $350,000 to reduce the deferred tax liability recorded upon the acquisition of TAAG that was related to the intangible assets of TAAG written off in 2012.

Principles of Consolidation

The accompanying financial statements are consolidated and include the accounts of the Company and its wholly-owned subsidiaries. Significant intercompany balances and transactions have been eliminated in consolidation.